JPMorgan SmartRetirement 2065 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
A C I Shares [Member] | JPMorgan SmartRetirement 2065 Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	14.14%	19.45%